INVESTMENT PROPERTIES - Valuation Adjustments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 2,839,350	$ 1,992,964
Appraisals	67,762	(3,501)	$ 93,197
Net increase (decrease) in investment properties	177,721	157,337
Amount reclassified from equity securities		686,114
Amount reclassified from inventories	47,387	6,436
Balance at the end of the year	3,132,220	2,839,350	1,992,964
Additions from subsequent expenditure recognised as asset, investment property	422,155
Fondo de Capital Privado Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Sales, investment property	169,866
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	2,583,155	1,724,719
Appraisals	72,533	7,756
Net increase (decrease) in investment properties	246,645	158,130
Amount reclassified from equity securities		686,114
Amount reclassified from inventories	47,387	6,436
Balance at the end of the year	2,949,720	2,583,155	1,724,719
Buildings | Fondo de Capital Privado Fondo Inmobiliario Colombia
INVESTMENT PROPERTIES
Additions from acquisitions, investment property		74,227
Land
INVESTMENT PROPERTIES
Balance at the beginning of the year	256,195	268,245
Appraisals	(4,771)	(11,257)
Net increase (decrease) in investment properties	(68,924)	(793)
Balance at the end of the year	$ 182,500	256,195	$ 268,245
Land | Valores Simesa S.A.
INVESTMENT PROPERTIES
Number of properties sold | item	8
Bancolombia S.A. | Buildings
INVESTMENT PROPERTIES
Additions from acquisitions, investment property		$ 61,719